UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of
              BlackRock Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2007

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 86.8%                 $   130    Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program),
                                            Series K-1, 4.90% due 7/01/2021 (i)                                            $    131
                                 --------------------------------------------------------------------------------------------------
                                   1,175    Albany, New York, IDA, Civic Facility Revenue Bonds (University
                                            Heights-Albany Law School), Series A, 6.75% due 12/01/2019 (j)                    1,247
                                 --------------------------------------------------------------------------------------------------
                                     700    Albany, New York, IDA, Civic Facility Revenue Refunding Bonds
                                            (Albany College of Pharmacy Project), Series A, 5.625% due 12/01/2034               726
                                 --------------------------------------------------------------------------------------------------
                                   3,000    Battery Park City Authority, New York, Revenue Refunding Bonds, Series A, 5%
                                            due 11/01/2024                                                                    3,106
                                 --------------------------------------------------------------------------------------------------
                                     600    Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint
                                            Bonaventure University Project), Series A, 5.10% due 5/01/2031                      602
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Chautauqua, New York, Tobacco Asset Securitization Corporation, Revenue
                                             Bonds, 6.75% due 7/01/2040                                                       1,070
                                 --------------------------------------------------------------------------------------------------
                                   1,095    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint
                                            Francis Hospital), Series B, 7.25% due 3/01/2019                                  1,190
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                             (Bard College), Series A-2, 4.50% due 8/01/2036                                    919
                                 --------------------------------------------------------------------------------------------------
                                   1,500    Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal
                                             Church Home), Series A, 5.875% due 2/01/2018                                     1,538
                                 --------------------------------------------------------------------------------------------------
                                   3,000    Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal
                                            Church Home), Series A, 6% due 2/01/2028                                          3,076
                                 --------------------------------------------------------------------------------------------------
                                   2,000    Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc.
                                            Project), Series A, 6% due 11/15/2036                                             2,104
                                 --------------------------------------------------------------------------------------------------
                                   4,000    Erie County, New York, Tobacco Asset Securitization Corporation,
                                            Asset-Backed Revenue Bonds, Class A, 6.25% due 7/15/2010 (e)                      4,297
                                 --------------------------------------------------------------------------------------------------
                                   2,000    Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding
                                            Bonds (International Paper Company), AMT, Series A, 5.20% due 12/01/2023          2,030
                                 --------------------------------------------------------------------------------------------------
                                   1,700    Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi
                                            University Civic Facility), 5.75% due 6/01/2022                                   1,819
                                 --------------------------------------------------------------------------------------------------
                                   2,500    Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi
                                            University Civic Facility), 5.50% due 6/01/2032                                   2,635

Portfolio Abbreviations

To simplify the listings of BlackRock New York Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT     Alternative Minimum Tax (subject to)       M/F         Multi-Family
GO      General Obligation Bonds                   PCR         Pollution Control Revenue Bonds
HFA     Housing Finance Agency                     PILOT       Payment in Lieu of Taxes
IDA     Industrial Development Authority           RIB         Residual Interest Bonds
DR      Industrial Development Revenue Bonds       RITR        Residual Interest Trust Receipts

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
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,000    Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Hofstra
                                            University), 4.50% due 7/01/2036                                               $    942
                                 --------------------------------------------------------------------------------------------------
                                   2,000    Long Island Power Authority, New York, Electric System Revenue Bonds,
                                            Series C, 5% due 9/01/2035                                                        2,056
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
                                            University Project), Series A, 5% due 7/01/2039 (d)                               1,027
                                 --------------------------------------------------------------------------------------------------
                                     100    Metropolitan Transportation Authority, New York, Commuter Facilities
                                            Revenue Refunding Bonds, Series B, 5.125% due 7/01/2024 (a)(h)                      102
                                 --------------------------------------------------------------------------------------------------
                                   2,100    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                            RIB, Series 724X, 7.49% due 11/15/2032 (c)(g)                                     2,412
                                 --------------------------------------------------------------------------------------------------
                                   4,000    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                            Series A, 5% due 11/15/2025 (b)                                                   4,112
                                 --------------------------------------------------------------------------------------------------
                                   5,000    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
                                            Series B, 4.50% due 11/15/2032 (c)                                                4,838
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project),
                                            AMT, 6.25% due 2/01/2031                                                          1,058
                                 --------------------------------------------------------------------------------------------------
                                     445    Monroe County, New York, IDA, Student Housing Revenue Bonds (Collegiate),
                                            Series A, 5.375% due 4/01/2029                                                      452
                                 --------------------------------------------------------------------------------------------------
                                   5,000    Monroe Tobacco Asset Securitization Corporation, New York, Tobacco
                                            Settlement Asset-Backed Bonds, 6.375% due 6/01/2010 (e)                           5,383
                                 --------------------------------------------------------------------------------------------------
                                     525    Nassau County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                            (Special Needs Facilities Pooled Program), Series
                                            F-1, 4.90% due 7/01/2021 (i)                                                        532
                                 --------------------------------------------------------------------------------------------------
                                   2,000    Nassau County, New York, Tobacco Settlement Corporation, Senior
                                            Asset-Backed Revenue Refunding Bonds, Series A-3, 5% due 6/01/2035                2,011
                                 --------------------------------------------------------------------------------------------------
                                   2,500    New York City, New York, City Housing Development Corporation, M/F
                                            Housing Revenue Bonds, AMT, Series A, 5.50% due 11/01/2034                        2,552
                                 --------------------------------------------------------------------------------------------------
                                   1,220    New York City, New York, City Housing Development Corporation, M/F
                                            Housing Revenue Bonds, AMT, Series C, 5.05% due 11/01/2036                        1,241
                                 --------------------------------------------------------------------------------------------------
                                   2,485    New York City, New York, City Housing Development Corporation,
                                            Presidential Revenue Bonds (The Animal Medical Center),
                                            Series A, 5.50% due 12/01/2033                                                    2,565
                                 --------------------------------------------------------------------------------------------------
                                     505    New York City, New York, City IDA, Civic Facility Revenue Bonds
                                            (A Very Special Place Inc. Project), Series A, 6.125% due 1/01/2013                 523
                                 --------------------------------------------------------------------------------------------------
                                   1,600    New York City, New York, City IDA, Civic Facility Revenue Bonds
                                            (A Very Special Place Inc. Project), Series A, 7% due 1/01/2033                   1,698
                                 --------------------------------------------------------------------------------------------------
                                   6,000    New York City, New York, City IDA, Civic Facility Revenue Bonds
                                            (PSCH Inc. Project), 6.375% due 7/01/2033                                         6,375
                                 --------------------------------------------------------------------------------------------------
                                   2,500    New York City, New York, City IDA, Civic Facility Revenue Bonds,
                                            Series C, 6.80% due 6/01/2028                                                     2,718
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York City, New York, City IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facility Pooled Program), Series A-1, 6.50% due 7/01/2017          1,041
                                 --------------------------------------------------------------------------------------------------

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
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,540    New York City, New York, City IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2017       $  2,654
                                 --------------------------------------------------------------------------------------------------
                                   1,300    New York City, New York, City IDA, Civic Facility Revenue Refunding
                                            Bonds (Polytechnic University), 5.25% due 11/01/2037 (i)                          1,342
                                 --------------------------------------------------------------------------------------------------
                                   1,780    New York City, New York, City IDA, Civic Facility Revenue Refunding
                                            Bonds (Special Needs Facilities Pooled Program), Series A-1, 4.375%
                                            due 7/01/2020 (i)                                                                 1,707
                                 --------------------------------------------------------------------------------------------------
                                     210    New York City, New York, City IDA, Civic Facility Revenue Refunding
                                            Bonds (Special Needs Facilities Pooled Program), Series A-1, 4.50%
                                            due 7/01/2030 (i)                                                                   196
                                 --------------------------------------------------------------------------------------------------
                                     885    New York City, New York, City IDA, Civic Facility Revenue Refunding
                                            Bonds (Special Needs Facilities Pooled Program), Series C-1, 4.90%
                                            due 7/01/2021 (i)                                                                   895
                                 --------------------------------------------------------------------------------------------------
                                     525    New York City, New York, City IDA, Civic Facility Revenue Refunding
                                            Bonds (Special Needs Facilities Pooled Program), Series C-1, 5.10%
                                            due 7/01/2031 (i)                                                                   535
                                 --------------------------------------------------------------------------------------------------
                                   2,500    New York City, New York, City IDA, PILOT Revenue Bonds (Queens
                                            Baseball Stadium Project), 5% due 1/01/2036 (a)                                   2,590
                                 --------------------------------------------------------------------------------------------------
                                   2,000    New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
                                            Stadium Project), 5% due 3/01/2036 (d)                                            2,070
                                 --------------------------------------------------------------------------------------------------
                                   3,500    New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (1990 American Airlines Inc. Project), AMT, 5.40% due 7/01/2020                   3,395
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (British Airways Plc Project), AMT, 5.25% due 12/01/2032                            978
                                 --------------------------------------------------------------------------------------------------
                                     460    New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (Continental Airlines Inc. Project), AMT, 7.25% due 11/01/2008                      468
                                 --------------------------------------------------------------------------------------------------
                                   1,250    New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (Continental Airlines Inc. Project), AMT, 8% due 11/01/2012                       1,359
                                 --------------------------------------------------------------------------------------------------
                                     250    New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (Continental Airlines Inc. Project), AMT, 8.375% due 11/01/2016                     275
                                 --------------------------------------------------------------------------------------------------
                                   2,000    New York City, New York, City IDA, Special Facility Revenue Bonds
                                            (Continental Airlines Inc. Project), AMT, 7.75% due 8/01/2031                     2,372
                                 --------------------------------------------------------------------------------------------------
                                   2,500    New York City, New York, City IDA, Special Facility Revenue Refunding
                                            Bonds (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024          2,652
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York City, New York, City Municipal Financing Authority, Water
                                            and Sewer Systems Revenue Bonds, 5% due 6/15/2036 (d)                             1,034
                                 --------------------------------------------------------------------------------------------------
                                   5,000    New York City, New York, City Municipal Financing Authority, Water
                                            and Sewer Systems Revenue Bonds, Series A, 4.25% due 6/15/2033                    4,607
                                 --------------------------------------------------------------------------------------------------
                                   1,750    New York City, New York, City Transitional Finance Authority, Building
                                            Aid Revenue Bonds, Series S-2, 4.50% due 1/15/2031 (b)                            1,696
                                 --------------------------------------------------------------------------------------------------
                                     250    New York City, New York, City Transitional Finance Authority, Future
                                            Tax-Secured Revenue Bonds, Series B, 5.50% due 2/01/2011 (e)                        266
                                 --------------------------------------------------------------------------------------------------
                                     170    New York City, New York, City Transitional Finance Authority, Future
                                            Tax-Secured Revenue Bonds, Series B, 5.50% due 2/01/2017                            180
                                 --------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   425    New York City, New York, City Transitional Finance Authority, Future
                                            Tax-Secured Revenue Bonds, Series C, 5.375% due 2/01/2011 (e)                  $    450
                                 --------------------------------------------------------------------------------------------------
                                   1,965    New York City, New York, GO, Refunding, Series D, 5.125% due 8/01/2018 (c)        2,044
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York City, New York, GO, Series A, 5% due 8/01/2030                           1,029
                                 --------------------------------------------------------------------------------------------------
                                   2,000    New York City, New York, GO, Series J, 5% due 5/15/2023                           2,063
                                 --------------------------------------------------------------------------------------------------
                                   3,000    New York City, New York, GO, Series M, 5% due 4/01/2035                           3,077
                                 --------------------------------------------------------------------------------------------------
                                   1,550    New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds,
                                            Series B, 6.50% due 6/01/2010 (e)                                                 1,676
                                 --------------------------------------------------------------------------------------------------
                                   1,010    New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds,
                                            Series B, 6.625% due 6/01/2010 (e)                                                1,095
                                 --------------------------------------------------------------------------------------------------
                                     750    New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds,
                                            Series B, 6.50% due 6/01/2035                                                       798
                                 --------------------------------------------------------------------------------------------------
                                     490    New York Counties Tobacco Trust I, Tobacco Pass-Thru Bonds,
                                            Series B, 6.625% due 6/01/2042                                                      524
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York Liberty Development Corporation Revenue Bonds
                                            (National Sports Museum Project), Series A, 6.125% due 2/15/2019                  1,038
                                 --------------------------------------------------------------------------------------------------
                                   2,000    New York State Dormitory Authority, Lease Revenue Refunding
                                            Bonds (Court Facilities), Series A, 5.375% due 5/15/2013 (e)                      2,148
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York State Dormitory Authority, Non-State Supported Debt
                                            Revenue Bonds (New York University), Series A, 5% due 7/01/2037 (a)               1,037
                                 --------------------------------------------------------------------------------------------------
                                   3,200    New York State Dormitory Authority, Non-State Supported Debt,
                                            Revenue Refunding Bonds (Mount Sinai-NYU Medical Center Health
                                            System), Series A, 6.625% due 7/01/2010 (e)                                       3,474
                                 --------------------------------------------------------------------------------------------------
                                   1,650    New York State Dormitory Authority, Non-State Supported Debt,
                                            Revenue Refunding Bonds (Mount Sinai-NYU Medical Center
                                            Health System), Series A, 6.625% due 7/01/2018                                    1,752
                                 --------------------------------------------------------------------------------------------------
                                   1,130    New York State Dormitory Authority, Non-State Supported Debt,
                                            Revenue Refunding Bonds (New York University Hospital Center),
                                            Series A, 5% due 7/01/2016                                                        1,158
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York State Dormitory Authority, Nursing Home Revenue
                                            Refunding Bonds (Menorah Campus Inc.), 6.10% due 2/01/2037 (l)                    1,021
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York State Dormitory Authority Revenue Bonds (New York
                                            University), Series 1, 5.50% due 7/01/2022 (a)                                    1,123
                                 --------------------------------------------------------------------------------------------------
                                   1,500    New York State Dormitory Authority Revenue Bonds (Rochester
                                            University), Series A, 5.125% due 7/01/2014 (e)                                   1,603
                                 --------------------------------------------------------------------------------------------------
                                     250    New York State Dormitory Authority Revenue Bonds (Rochester
                                            University), Series A, 5.25% due 7/01/2023                                          263
                                 --------------------------------------------------------------------------------------------------
                                     200    New York State Dormitory Authority Revenue Bonds (Rochester
                                            University), Series A, 5.25% due 7/01/2024                                          210
                                 --------------------------------------------------------------------------------------------------
                                   1,180    New York State Dormitory Authority Revenue Bonds (School
                                            Districts Financing Program), Series E, 5.75% due 10/01/2030 (d)                  1,266
                                 --------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,500    New York State Dormitory Authority Revenue Bonds (Willow Towers
                                            Inc. Project), 5.40% due 2/01/2034 (f)                                         $  2,630
                                 --------------------------------------------------------------------------------------------------
                                   1,565    New York State Dormitory Authority, Revenue Refunding Bonds
                                            (Upstate Community Colleges), Series B, 5.25% due 7/01/2021                       1,652
                                 --------------------------------------------------------------------------------------------------
                                   5,000    New York State Dormitory Authority, State Personal Income Tax
                                            Revenue Bonds, Series F, 5% due 3/15/2035 (c)                                     5,154
                                 --------------------------------------------------------------------------------------------------
                                   2,000    New York State Energy Research and Development Authority, PCR,
                                            Refunding (Central Hudson Gas and Electric),
                                            Series A, 5.45% due 8/01/2027 (a)                                                 2,076
                                 --------------------------------------------------------------------------------------------------
                                   3,000    New York State Environmental Facilities Corporation, Special
                                            Obligation Revenue Refunding Bonds (Riverbank State Park),
                                            6.25% due 4/01/2012 (a)(n)                                                        3,209
                                 --------------------------------------------------------------------------------------------------
                                   2,470    New York State, GO, Series A, 4.125% due 3/01/2037 (b)                            2,200
                                 --------------------------------------------------------------------------------------------------
                                     875    New York State, HFA, M/F Housing Revenue Bonds (Division Street),
                                            AMT, Series A, 5.10% due 2/15/2038                                                  877
                                 --------------------------------------------------------------------------------------------------
                                     645    New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace
                                            Apartments), AMT, Series A, 4.90% due 2/15/2038                                     632
                                 --------------------------------------------------------------------------------------------------
                                     580    New York State, HFA, M/F Housing Revenue Bonds (Watergate II),
                                            AMT, Series A, 4.75% due 2/15/2034                                                  556
                                 --------------------------------------------------------------------------------------------------
                                     495    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
                                            AMT, Series 130, 4.80% due 10/01/2037                                               477
                                 --------------------------------------------------------------------------------------------------
                                   1,900    New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
                                            AMT, Series 143, 4.90% due 10/01/2037                                             1,862
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding
                                            Bonds, AMT, Series 133, 4.95% due 10/01/2021                                        998
                                 --------------------------------------------------------------------------------------------------
                                   2,960    New York State Mortgage Agency Revenue Bonds, AMT, Series 101,
                                            5.40% due 4/01/2032                                                               3,006
                                 --------------------------------------------------------------------------------------------------
                                   1,000    New York State Municipal Bond Bank Agency, Special School Purpose
                                            Revenue Bonds, Series C, 5.25% due 12/01/2022                                     1,044
                                 --------------------------------------------------------------------------------------------------
                                   1,500    New York State Thruway Authority, General Revenue Refunding Bonds,
                                            Series G, 4.75% due 1/01/2030 (c)                                                 1,511
                                 --------------------------------------------------------------------------------------------------
                                   2,190    New York State Thruway Authority, Highway and Bridge Trust Fund,
                                            Revenue Refunding Bonds, Series C, 5% due 4/01/2020 (a)                           2,268
                                 --------------------------------------------------------------------------------------------------
                                   3,800    New York State Urban Development Corporation, Correctional
                                            Facilities Service Contract Revenue Bonds,
                                            Series D, 5.25% due 1/01/2011 (c)(e)                                              3,969
                                 --------------------------------------------------------------------------------------------------
                                   1,520    New York State Urban Development Corporation Revenue Bonds,
                                            Subordinate Lien, Corporation Purpose, Series A, 5.125% due 7/01/2021             1,587
                                 --------------------------------------------------------------------------------------------------
                                     665    New York State Urban Development Corporation Revenue Bonds
                                            (Youth Facilities Services Contract), Series B, 6% due 4/01/2010 (e)                708
                                 --------------------------------------------------------------------------------------------------
                                     750    New York State Urban Development Corporation Revenue Bonds (Youth
                                            Facilities Services Contract), Series B, 6.125% due 4/01/2010 (e)                   801
                                 --------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   615    New York State Urban Development Corporation Revenue Bonds (Youth
                                            Facilities Services Contract), Series B, 6.25% due 4/01/2010 (e)               $    659
                                 --------------------------------------------------------------------------------------------------
                                   1,685    New York State Urban Development Corporation, Revenue Refunding
                                            Bonds (Clarkson Center Advance Materials), 5.50% due 1/01/2020                    1,845
                                 --------------------------------------------------------------------------------------------------
                                   3,500    New York State Urban Development Corporation, Revenue Refunding
                                            Bonds (University Facility Grants), 5.50% due 1/01/2019                           3,822
                                 --------------------------------------------------------------------------------------------------
                                   3,975    Niagara County, New York, IDA, Solid Waste Disposal Revenue
                                            Refunding Bonds, AMT, Series A, 5.45% due 11/15/2026                              4,113
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Niagara County, New York, Tobacco Asset Securitization Corporation,
                                            Asset-Backed Revenue Bonds, 6.25% due 5/15/2040                                   1,056
                                 --------------------------------------------------------------------------------------------------
                                   1,000    North Country, New York, Development Authority, Solid Waste
                                            Management System, Revenue Refunding Bonds, 6% due 5/15/2015 (c)                  1,082
                                 --------------------------------------------------------------------------------------------------
                                   3,965    Onondaga County, New York, IDA, Revenue Bonds (Air Cargo),
                                            AMT, 6.125% due 1/01/2032                                                         4,164
                                 --------------------------------------------------------------------------------------------------
                                   1,365    Onondaga County, New York, IDA, Revenue Bonds (Air Cargo),
                                            AMT, 7.25% due 1/01/2032                                                          1,466
                                 --------------------------------------------------------------------------------------------------
                                     845    Orange County, New York, IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facilities Pooled Program), Series G-1,
                                            4.90% due 7/01/2021 (i)                                                             855
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Port Authority of New York and New Jersey, Consolidated
                                            Revenue Refunding Bonds, 132nd Series, 5% due 9/01/2025                           1,037
                                 --------------------------------------------------------------------------------------------------
                                     500    Rochester, New York, Housing Authority, Mortgage Revenue
                                            Bonds (Andrews Terrace Apartments Project), AMT, 4.70% due 12/20/2038 (f)           472
                                 --------------------------------------------------------------------------------------------------
                                   2,300    Sachem Central School District (Holbrook), New York, GO,
                                            Series B, 5% due 10/15/2013 (d)                                                   2,433
                                 --------------------------------------------------------------------------------------------------
                                   3,250    Schenectady, New York, IDA, Civic Facility Revenue Refunding
                                            Bonds (Union College Project), 5% due 7/01/2031                                   3,366
                                 --------------------------------------------------------------------------------------------------
                                   2,000    Suffolk County, New York, IDA, Civic Facility Revenue Bonds
                                            (Huntington Hospital Project), Series B, 5.875% due 11/01/2032                    2,101
                                 --------------------------------------------------------------------------------------------------
                                     135    Suffolk County, New York, IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facilities Pooled Program), Series D-1, 6.50% due 7/01/2017          141
                                 --------------------------------------------------------------------------------------------------
                                     330    Suffolk County, New York, IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facilities Pooled Program), Series D-1, 4.90% due 7/01/2021 (i)      334
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Suffolk County, New York, IDA, Civic Facility Revenue Refunding
                                            Bonds (Dowling College), Series A, 5% due 6/01/2036 (i)                           1,007
                                 --------------------------------------------------------------------------------------------------
                                   1,360    Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson),
                                            AMT, 5.25% due 6/01/2027                                                          1,398
                                 --------------------------------------------------------------------------------------------------
                                   5,000    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue
                                            Cogeneration Partners Facility), AMT, 5.50% due 1/01/2023                         4,871
                                 --------------------------------------------------------------------------------------------------
                                   7,155    Suffolk County, New York, IDA, Solid Waste Disposal Facility,
                                            Revenue Refunding Bonds (Ogden Martin System Huntington Project),
                                            AMT, 6.25% due 10/01/2012 (a)                                                     7,856
                                 --------------------------------------------------------------------------------------------------
                                     330    Sullivan County, New York, IDA, Civic Facility Revenue Bonds
                                            (Special Needs Facilities Pooled Program),
                                            Series H-1, 4.90% due 7/01/2021 (i)                                                 334
                                 --------------------------------------------------------------------------------------------------

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 1,455    Tobacco Settlement Financing Corporation of New York Revenue
                                            Bonds, Series A-1, 5.25% due 6/01/2020 (a)                                     $  1,534
                                 --------------------------------------------------------------------------------------------------
                                   1,100    Tobacco Settlement Financing Corporation of New York Revenue
                                            Bonds, Series C-1, 5.50% due 6/01/2022                                            1,170
                                 --------------------------------------------------------------------------------------------------
                                     900    Tompkins County, New York, IDA, Care Community Revenue Refunding
                                            Bonds (Kendal at Ithaca), Series A-2, 5.75% due 7/01/2018                           910
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Tompkins County, New York, IDA, Care Community Revenue Refunding
                                            Bonds (Kendal at Ithaca), Series A-2, 6% due 7/01/2024                            1,014
                                 --------------------------------------------------------------------------------------------------
                                   3,900    Triborough Bridge and Tunnel Authority, New York, Revenue
                                            Refunding Bonds, 5.25% due 11/15/2023 (d)                                         4,110
                                 --------------------------------------------------------------------------------------------------
                                   2,000    Triborough Bridge and Tunnel Authority, New York, Revenue
                                            Refunding Bonds, Series B, 5% due 11/15/2027                                      2,049
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Triborough Bridge and Tunnel Authority, New York, Revenue
                                            Refunding Bonds, Series B, 5.125% due 11/15/2029                                  1,038
                                 --------------------------------------------------------------------------------------------------
                                   2,290    Triborough Bridge and Tunnel Authority, New York, Revenue
                                            Refunding Bonds, Series B, 5% due 11/15/2032 (d)                                  2,350
                                 --------------------------------------------------------------------------------------------------
                                     765    Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2017 (c)        812
                                 --------------------------------------------------------------------------------------------------
                                     805    Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2018 (c)        853
                                 --------------------------------------------------------------------------------------------------
                                     850    Troy, New York, City School District, GO, Refunding, 5.75% due 7/15/2019 (c)        901
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Utica, New York, IDA, Civic Facility Revenue Bonds (Munson,
                                            Williams, Proctor Institute), 5.375% due 7/15/2020                                1,056
                                 --------------------------------------------------------------------------------------------------
                                   1,210    Utica, New York, IDA, Civic Facility Revenue Bonds (Munson,
                                            Williams, Proctor Institute), 5.40% due 7/15/2030                                 1,271
                                 --------------------------------------------------------------------------------------------------
                                   1,505    Utica, New York, IDA, Civic Facility Revenue Bonds (Utica
                                            College Project), Series A, 5.75% due 8/01/2028                                   1,552
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Webster, New York, Central School District, GO, Refunding,
                                            5% due 6/15/2023 (c)                                                              1,038
                                 --------------------------------------------------------------------------------------------------
                                     350    Westchester County, New York, IDA, Civic Facility Revenue
                                            Bonds (Special Needs Facilities Pooled Program),
                                            Series E-1, 4.90% due 7/01/2021 (i)                                                 354
                                 --------------------------------------------------------------------------------------------------
                                   5,200    Westchester County, New York, IDA, Continuing Care Retirement,
                                            Mortgage Revenue Bonds (Kendal on Hudson Project),
                                            Series A, 6.50% due 1/01/2034                                                     5,529
                                 --------------------------------------------------------------------------------------------------
                                     655    Willsboro, New York, Central School District, GO, Refunding,
                                            5.75% due 6/15/2026 (b)                                                             700
                                 --------------------------------------------------------------------------------------------------
                                     690    Willsboro, New York, Central School District, GO, Refunding,
                                            5.75% due 6/15/2027 (b)                                                             737
                                 --------------------------------------------------------------------------------------------------
                                     730    Willsboro, New York, Central School District, GO, Refunding,
                                            5.75% due 6/15/2028 (b)                                                             780
                                 --------------------------------------------------------------------------------------------------
                                     770    Willsboro, New York, Central School District, GO, Refunding,
                                            5.75% due 6/15/2029 (b)                                                             823
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates,
                                            LP Project), AMT, Series A, 5% due 10/01/2037                                     1,008
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.7%                        2,000    Guam Government Waterworks Authority, Water and Wastewater
                                            System, Revenue Refunding Bonds, 5.875% due 7/01/2035                             2,122
-----------------------------------------------------------------------------------------------------------------------------------


BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)                                                              (in Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Face
                                  Amount    Municipal Bonds                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.2%               $ 1,000    Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
                                            Revenue Refunding Bonds, 5.625% due 5/15/2043                                  $  1,047
                                 --------------------------------------------------------------------------------------------------
                                   4,750    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                                            7.449% due 7/01/2016 (d)(g)                                                       5,237
                                 --------------------------------------------------------------------------------------------------
                                   7,470    Puerto Rico Commonwealth Infrastructure Financing Authority,
                                            Special Tax and Capital Appreciation Revenue Bonds, Series A,
                                            4.771% due 7/01/2042 (b)(o)                                                       1,390
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
                                            Series B, 5.25% due 7/01/2032                                                     1,042
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds,
                                            Series RR, 5% due 7/01/2015 (b)(e)                                                1,067
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust
                                            Receipts, Class R, Series 16 HH, 7.449% due 7/01/2013 (c)(g)                      1,121
                                 --------------------------------------------------------------------------------------------------
                                   1,000    Puerto Rico Industrial, Medical and Environmental Pollution Control
                                            Facilities Financing Authority, Special Facilities Revenue Bonds
                                            (American Airlines Inc.), Series A, 6.45% due 12/01/2025                          1,015
                                 --------------------------------------------------------------------------------------------------
                                   1,420    Puerto Rico Industrial, Tourist, Educational, Medical and
                                            Environmental Control Facilities Revenue Bonds (Cogeneration
                                            Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026                      1,524
                                 --------------------------------------------------------------------------------------------------
                                   3,700    Puerto Rico Public Buildings Authority, Government Facilities
                                            Revenue Refunding Bonds, Series I, 5.25% due 7/01/2033                            3,847
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.8%         4,500    Virgin Islands Government Refinery Facilities, Revenue Refunding
                                            Bonds (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                           5,015
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Bonds (Cost - $255,085) - 95.5%                                 267,893
-----------------------------------------------------------------------------------------------------------------------------------
                                            Municipal Bonds Held in Trust (p)
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.5%                    4,950    New York Convention Center Development Corporation,
                                            New York, Revenue Bonds (Hotel Unit Fee Secured), 5% due 11/15/2035 (a)           5,104
                                 --------------------------------------------------------------------------------------------------
                                   7,805    Port Authority of New York and New Jersey, Special Obligation
                                            Revenue Bonds (JFK International Air Terminal), AMT,
                                            Series 6, 6.25% due 12/01/2010 (d)                                                8,505
                                 --------------------------------------------------------------------------------------------------
                                   1,575    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                            (Special Project-JFK International Air Terminal), AMT, Series 6, 6.25%
                                            due 12/01/2013 (d)                                                                1,716
                                 --------------------------------------------------------------------------------------------------
                                   2,620    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                            (Special Project-JFK International Air Terminal), AMT, Series 6, 6.25%
                                            due 12/01/2014 (d)                                                                2,855
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Municipal Bonds Held in Trust (Cost - $17,929) - 6.5%                      18,180
-----------------------------------------------------------------------------------------------------------------------------------

                                  Shares
                                    Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     183    CMA New York Municipal Money Fund, 3.14% (k)(m)                                     183
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities (Cost - $183) - 0.1%                                    183
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $273,197*)  - 102.1%                                  286,256
                                            Other Assets Less Liabilities - 1.0%                                              2,733

                                            Liability for Trust Certificates, Including Interest Expense Payable - (3.1%)    (8,507)
                                                                                                                          ---------
                                            Net Assets - 100.0%                                                           $ 280,482
                                                                                                                          =========

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of June 30, 2007 (Unaudited)           (in Thousands)
--------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 264,872
                                                                =========
      Gross unrealized appreciation                             $  13,827
      Gross unrealized depreciation                                  (918)
                                                                ---------
      Net unrealized appreciation                               $  12,909
                                                                =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   GNMA Collateralized.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)   Escrowed to maturity.
(i)   ACA Insured.
(j)   Radian Insured.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                    Net                  Dividend
                                                 Activity                Income
      --------------------------------------------------------------------------
      CMA New York Municipal Money Fund            158                    $66
      --------------------------------------------------------------------------

(l)   FHA Insured.
(m)   Represents the current yield as of June 30, 2007.
(n) All or a portion of security held as collateral in connection with open financial futures contracts.
(o) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

o     Financial futures contracts sold as of June 30, 2007 were as follows:


      -------------------------------------------------------------------------------------------------------------------
      Number                                               Expiration                   Face                  Unrealized
      of Contracts                    Issue                   Date                      Value                Appreciation
      -------------------------------------------------------------------------------------------------------------------
        75                 30-Year U.S. Treasury Bond     September 2007               $8,193                    $112
      -------------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: August 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock New York Municipal Bond Fund of
    BlackRock Multi-State Municipal Series Trust

Date: August 20, 2007